Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 448
Foreign currency translation adjustment	(1)
Plan assets at fair value at end of year	480
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	109	120
Contributions (employer and employee)	14	15
Actual return on plan assets	6
Benefits paid	(3)	(2)
Assets sold during the year	(2)
Settlements	(11)	(23)
ST-Ericsson deconsolidation		(4)
Foreign currency translation adjustment	(11)	3
Plan assets at fair value at end of year	$ 102	$ 109